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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02482

                             Van Kampen Reserve Fund
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               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
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               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 5/31

Date of reporting period: 8/31/06


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Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN RESERVE FUND

PORTFOLIO OF INVESTMENTS AUGUST 31, 2006 (UNAUDITED)

PAR                                                               YIELD ON
AMOUNT                                                 MATURITY    DATE OF     AMORTIZED
(000)     DESCRIPTION                                    DATE     PURCHASE       COST
------    -----------                                  --------   --------   ------------
          COMMERCIAL PAPER 49.8%
$11,000   American Express Credit Corp.                12/11/06    5.336%    $ 10,837,979
 10,000   American Express Credit Corp.                09/20/06    5.411        9,971,711
 20,000   American General Finance Corp.               09/14/06    5.330       19,962,011
 10,000   American Honda Finance Corp.                 10/04/06    5.289        9,951,875
 10,000   American Honda Finance Corp.                 09/19/06    5.271        9,973,800
 10,000   CIT Group, Inc.                              10/02/06    5.399        9,953,931
 20,000   Citigroup Funding, Inc.                      10/24/06    5.296       19,845,417
 13,000   DaimlerChrysler Revolving Auto Conduit LLC   09/19/06    5.410       12,965,160
          DaimlerChrysler Revolving Auto Conduit
 10,000   LLC, Series II                               09/13/06    5.281        9,982,467
 20,000   General Electric Capital Corp.               10/11/06    5.435       19,880,889
 12,000   HBOS Treasury Services Plc                   11/07/06    5.388       11,881,298
 11,000   HSBC Finance Corp.                           10/23/06    5.423       10,914,995
 11,000   HSBC Finance Corp.                           09/11/06    5.359       10,983,744
 10,000   Merrill Lynch & Co., Inc.                    09/18/06    5.350        9,975,067
 12,957   MetLife Funding, Inc.                        10/16/06    5.431       12,870,188
 10,000   MetLife Funding, Inc.                        10/18/06    5.418        9,930,153
 20,000   Prudential Funding LLC                       09/07/06    5.198       19,982,900
 13,700   Sanpaolo IMI US Financial Co.                09/01/06    5.271       13,700,000
  5,000   Societe Generale NA, Inc.                    11/20/06    5.244        4,943,278
 20,000   Toyota Motor Credit Corp.                    12/21/06    5.350       19,675,633
                                                                             ------------
          TOTAL COMMERCIAL PAPER                                              258,182,496
                                                                             ------------

          FLOATING RATE NOTES 29.4%
 20,000   Bank of Nova Scotia                          09/29/06    5.263*      19,999,668
  5,200   JP Morgan Chase & Co.                        12/12/06    5.430*       5,202,375
 15,000   State Street Bank & Trust Co.                12/01/06    5.221*      15,001,201
 20,000   SunTrust Banks, NA                           05/01/07    5.372*      20,001,087
 20,000   U.S. Bank, NA Cincinnati                     09/29/06    5.261*      19,999,656
 20,000   Wachovia Bank, NA                            06/04/07    5.376*      20,002,533
 20,000   Wal-Mart Stores, Inc.                        03/28/07    5.388*      19,993,098
 17,000   Wells Fargo & Co.                            09/15/06    5.419*      17,000,877
 15,000   Westpac Banking Corp.                        06/12/07    5.250*      14,993,116
                                                                             ------------
          TOTAL FLOATING RATE NOTES                                           152,193,611
                                                                             ------------

          CERTIFICATES OF DEPOSIT 20.6%
 10,000   Bank of the West                             12/15/06    5.340       10,000,678
 20,000   Barclays Bank PLC                            10/20/06    5.470       20,000,000
  7,000   Calyon                                       12/13/06    5.460        6,991,085
 20,000   First Tennessee Bank, NA                     10/19/06    5.345       20,000,000
 20,000   Norinchukin Bank, NY                         09/06/06    5.410       20,000,000
 10,000   Regions Bank                                 12/20/06    5.350       10,000,228
 20,000   Washington Mutual Bank, FA                   11/08/06    5.320       20,000,000
                                                                             ------------
          TOTAL CERTIFICATES OF DEPOSIT                                       106,991,991
                                                                             ------------
          TOTAL INVESTMENTS 99.8% (A)                                         517,368,098
          OTHER ASSETS IN EXCESS OF LIABILITIES 0.2%                              879,282
                                                                             ------------
          NET ASSETS 100.0%                                                  $518,247,380
                                                                             ============

     Percentages are calculated as a percentage of net assets.

*    Yield in effect as of August 31, 2006.

(a) At August 31, 2006 cost is identical for both book and federal income tax purposes.
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Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.


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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Reserve Fund

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: October 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: October 19, 2006

By: /s/ James W. Garrett
    --------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: October 19, 2006